Private Placement	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placement [Abstract]
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 6,250,000 IPO Private Placement Warrants at a price of $1.00 per IPO Private Placement Warrant, for an aggregate purchase price of $6,250,000. On October 29, 2021, simultaneously with the closing of the Over-Allotment, the Sponsor purchased an additional 595,000 Over-Allotment Private Placement Warrants at a price of $1.00 per Over-Allotment Private Placement Warrant, generating aggregate gross proceeds of $595,000.

The Private Placement Warrants are identical to the Public Warrants included in the Units sold in the Public Offering except that the Private Placement Warrants may not (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the Company’s initial Business Combination. If the Company does not complete the initial Business Combination within 24 months from the closing of the IPO, the Private Placement Warrants will expire worthless.

Note 4 — Private Placement

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 6,250,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $6,250,000. On October 29, 2021, simultaneously with the closing of the Over-Allotment, the Sponsor purchased an additional 595,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, generating aggregate gross proceeds of $595,000.

The Private Placement Warrants are identical to the Public Warrants included in the units sold in the IPO except that the Private Placement Warrants may not (including the Class A ordinary shares issuable upon exercise of these warrants), subject to certain limited exceptions, be transferred, assigned or sold by the holders until 30 days after the completion of the Company’s initial Business Combination. If the Company does not complete the initial Business Combination within 24 months from the closing of the IPO, the Private Placement Warrants will expire worthless.